PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
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PROPERTY AND EQUIPMENT
7.	PROPERTY AND EQUIPMENT

	Computer Equipment	Software	Field Equipment and Vehicles	Office, Furniture and Leasehold Improvements	Road	Total
Cost
As at December 31, 2021	$497	$ 1,355	$6,645	$5,781	$2,079	$16,357
Additions	122	4	20	110	-	256
As at December 31, 2022	$619	$ 1,359	$6,665	$5,891	$2,079	$16,613
Additions	66	-	6,009	253	-	6,328
Disposals	-	-	(101)	-	-	(101)
Transfer to lease receivable (Note 11(b))	-	-	(4,100)	-	-	(4,100)
Disposals due to deconsolidation of IsoEnergy	-	(65)	(107)	-	-	(172)
Balance as at December 31, 2023	$685	$ 1,294	$8,366	$6,144	$2,079	$18,568

Accumulated Depreciation
As at December 31, 2021	$427	$ 1,043	$4,180	$2,116	$1,972	$9,738
Depreciation	89	172	523	982	61	1,827
As at December 31, 2022	$516	$ 1,215	$4,703	$3,098	$2,033	$11,565
Depreciation	83	79	626	980	46	1,814
Disposals	-	-	(81)	-	-	(81)
Disposals due to deconsolidation of IsoEnergy	-	(65)	(69)	-	-	(134)
Balance as at December 31, 2023	$599	$ 1,229	$5,179	$4,078	$2,079	$13,164

Net book value at December 31,2022	$103	$ 144	$1,962	$2,793	$46	$5,048
Net book value at December 31, 2023	$86	$ 65	$3,187	$2,066	$-	$5,404